Changes in TotalEnergies' perimeter	12 Months Ended
Dec. 31, 2025
Changes in TotalEnergies' perimeter
Changes in TotalEnergies' perimeter

Note 2 Changes in TotalEnergies’ perimeter

2.1 Main acquisitions and divestments

In 2025, the main changes in TotalEnergies perimeter were as follows:

➢Exploration & Production
●	On May 29, 2025, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria had signed an agreement with Shell Nigeria Exploration and Production Company Ltd (SNEPCo) for the sale of its non-operated 12.5% interest in the OML118 Production Sharing Contract (PSC). Nigerian Agip Exploration Limited (NAE), a subsidiary of ENI S.p.A., having exercised its right of pre-emption, two sale agreements were signed on July 18, 2025: one for 10% with SNEPCo and another for 2.5% with NAE. The transaction was completed on November 24, 2025 for an amount of $510 million.
●	On August 6, 2025, TotalEnergies announced that its affiliate Total Austral has signed an agreement with YPF SA for the sale of its 45% operated interest in two unconventional oil and gas blocks in Argentina, Rincon La Ceniza and La Escalonada, located in the Vaca Muerta area in the Neuquén Basin, for an amount of $500 million. The transaction was completed on September 30, 2025.
➢Integrated Power
●	On April 2, 2025, following the agreements signed in 2024, TotalEnergies finalized the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany, for a consideration of €1.57 billion. VSB has built a recognized expertise and notable track record in the development of onshore wind power farms across Europe (more than 2 GW of developed capacity). VSB has 500 MW of renewable capacity in operation or under construction mainly in Germany and France, and a pipeline of more than 15 GW of wind, solar and battery storage technologies mainly across Germany, Poland and France.
●	On December 16, 2025, TotalEnergies finalized the sale of 50% of a 1.4 GW solar portfolio in North America to an insurance vehicles and accounts managed by KKR, a leading global investment firm. The transaction covers six utility-scale solar assets with a combined capacity of 1.3 GW, and 41 distributed generation assets totalling 140 MW, in North America, the whole being valued at $1.25 billion.
➢	Integrated LNG
●	On June 16, 2025, TotalEnergies announced the acquisition from PETRONAS of interests in several blocks located offshore Malaysia (including a 50% operated interest in blocks SK301b and SK313) and in a block located offshore Indonesia (a 24.5% interest in the Bobara block). These acquisitions were finalized during the fourth quarter.

2.2 Major business combinations

Accounting principles

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable assets acquired, liabilities assumed and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Integrated LNG
●	Acquisition of the Upstream Gas Assets of SapuraOMV

In December 2024, TotalEnergies has finalized the acquisition of the interests of OMV (50%) and Sapura Upstream Assets (50%) in SapuraOMV Upstream (SapuraOMV), an independent gas producer and operator in Malaysia. In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. The purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	440
Intangible assets	437
Tangible assets	1,022
Other assets and liabilities	(486)
Net debt of the acquired treasury	(224)
Fair value of the consideration transferred	1,189

➢	Integrated Power
●	Acquisition of VSB Group

On April 2, 2025, TotalEnergies has finalized the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany. In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	726
Intangible assets	918
Tangible assets	737
Other assets and liabilities	(184)
Net debt of the acquired treasury	(499)
Fair value of the consideration transferred	1,698

2.3 Main divestment projects

Accounting principles

Pursuant to IFRS 5 “Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification as “Non-current assets held for sale”.

➢	Exploration & Production
●	On July 17, 2024, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria had signed a sale and purchase agreement (SPA) with Chappal Energies for the sale of its 10% interest in the Renaissance JV (formerly “SPDC JV”) licenses in Nigeria, for which the conditions precedent to closing could not be met. On January 13, 2026, TotalEnergies EP Nigeria signed a new sale agreement with Vaaris.

As of December 31, 2025, the assets and liabilities are respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $1,321 million and “Liabilities classified as held for sale” for an amount of $1,030 million. These assets mainly include tangible assets.

●	On December 8, 2025, TotalEnergies signed an agreement with NEO NEXT Energy Limited (NEO NEXT) under which the Company’s upstream activities in the United Kingdom would be merged with NEO NEXT. TotalEnergies would become the main shareholder of the new enlarged entity, renamed NEO NEXT+, with a 47.5% stake, positioning this entity as the largest independent oil and gas producer in the United Kingdom.

As of December 31, 2025, the assets and liabilities are respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $2,432 million and “Liabilities classified as held for sale” for an amount of $4,259 million. These assets mainly include tangible assets.